Commitments and Contingencies (Details) - Schedule of Lease Cost - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Operating lease costs	$ 661,314	$ 627,377	$ 836,503	$ 836,503
Short-term lease cost	30,817	134,206	35,749	180,998
Variable lease cost	9,893	28,325	27,917	36,076
Total lease cost	702,024	789,908	900,169	1,053,577
Operating lease payment	269,915	395,619	354,691	349,024
Other than Related Parties [Member]
Lease cost:
Operating lease costs	269,915	265,664	352,911	352,911
Short-term lease cost	30,817	134,206	35,749	180,998
Variable lease cost	9,893	28,325	27,917	36,076
Operating lease payment	$ 269,915	$ 265,664	$ 354,691	$ 349,024
Weight-average remaining lease term-operating leases	7 months 6 days	1 year 2 months 12 days	1 year 3 months 18 days	2 years 3 months 18 days
Weight-average discount rate-operating leases	1.79%	1.79%	1.79%	1.79%
Related Party [Member]
Lease cost:
Operating lease costs	$ 391,399	$ 361,713	$ 483,592	$ 483,592
Short-term lease cost
Variable lease cost
Operating lease payment		$ 129,955
Weight-average remaining lease term-operating leases		3 months 18 days	2 years	1 year 2 months 12 days
Weight-average discount rate-operating leases		10.00%	10.00%	10.00%
Aggregate [Member]
Lease cost:
Weight-average remaining lease term-operating leases	7 months 6 days	1 year 2 months 12 days	1 year 2 months 12 days	1 year 10 months 24 days
Weight-average discount rate-operating leases	1.79%	4.01%	3.07%	5.29%